19. Basic and Diluted Loss per Share (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Profit (loss), attributable to owners of parent	$ 15,462,945	$ 9,446,454	$ 552,436
Diluted weighted-average number of shares outstanding	18,033,851	15,884,041	13,008,669